Debt securities (Tables)	12 Months Ended
Dec. 31, 2017
Financial investments
Schedule of impairment of US available-for-sale debt securities and other financial assets

	2017	2016	2015

	£m	£m	£m
Available-for-sale debt securities held by Jackson	8	(20)	(19)
Loans and receivables*	(7)	(24)	(16)

Net credit (charge) for impairment net of reversals	1	(44)	(35)

*	The impairment charges/reversals relate to loans held by the UK with-profits fund and mortgage loans held by Jackson.

Debt securities
Financial investments
Schedule of securities analysed according to external credit ratings

	2017
	AAA	AA+ to AA–	A+ to A–	BBB+ to BBB–	Below BBB–	Other	Total

	£m	£m	£m	£m	£m	£m	£m
Asia
With-profits	2,504	10,641	3,846	3,234	1,810	2,397	24,432
Unit-linked	528	103	510	1,429	372	565	3,507
Non-linked shareholder-backed	990	2,925	3,226	2,970	1,879	1,053	13,043
US
Non-linked shareholder-backed	368	6,352	9,578	12,311	1,000	5,769	35,378
UK and Europe
With-profits	6,492	9,378	11,666	12,856	2,877	7,392	50,661
Unit-linked	670	2,732	1,308	1,793	91	117	6,711
Non-linked shareholder-backed	5,118	11,005	9,625	3,267	258	6,062	35,335
Other operations	742	1,264	182	67	36	16	2,307

Total debt securities	17,412	44,400	39,941	37,927	8,323	23,371	171,374

	2016
	AAA	AA+ to AA–	A+ to A–	BBB+ to BBB–	Below BBB–	Other	Total

	£m	£m	£m	£m	£m	£m	£m
Asia
With-profits	3,183	8,522	3,560	2,996	1,887	1,713	21,861
Unit-linked	448	112	525	1,321	494	421	3,321
Non-linked shareholder-backed	1,082	2,435	2,864	2,388	1,680	915	11,364
US
Non-linked shareholder-backed	445	7,932	10,609	13,950	1,009	6,800	40,745
UK and Europe
With-profits	5,740	9,746	10,679	12,798	3,289	6,684	48,936
Unit-linked	461	2,660	1,158	1,699	212	87	6,277
Non-linked shareholder-backed	4,238	10,371	10,558	4,515	397	5,504	35,583
Other operations	830	1,190	242	97	10	2	2,371

Total debt securities	16,427	42,968	40,195	39,764	8,978	22,126	170,458

Schedule of securities with credit ratings classified as "Other"

	2017	2016

	£m	£m
Asia—non-linked shareholder-backed
Internally rated
Government bonds	25	63
Corporate bonds—rated as investment grade by local external ratings agencies	959	757
Other	69	95

Total Asia non-linked shareholder-backed	1,053	915

US	Mortgage — backed securities	Other securities	2017 total	2016 total

	£m	£m	£m	£m
Implicit ratings of other US debt securities based on NAIC* valuations (see below)
NAIC 1	1,843	2,075	3,918	4,759
NAIC 2	22	1,772	1,794	1,909
NAIC 3-6	3	54	57	132

Total US	1,868	3,901	5,769	6,800

*

The Securities Valuation Office of the NAIC classifies debt securities into six quality categories ranging from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated as Classes 1 to 5 and securities in or near default are designated Class 6.

	2017	2016

	£m	£m
UK and Europe
Internal ratings or unrated
AAA to A–	7,994	6,939
BBB to B–	3,141	3,257
Below B– or unrated	2,436	2,079

Total UK and Europe	13,571	12,275

Debt securities | Jackson (US insurance operations)
Financial investments
Schedule of additional analysis of securities

(b)	Additional analysis of US insurance operations debt securities

	2017	2016

	£m	£m
Corporate and government security and commercial loans:
Government	4,835	5,856
Publicly traded and SEC Rule 144A securities*	22,849	25,992
Non-SEC Rule 144A securities	4,468	4,576
Asset backed securities (see note (e))	3,226	4,321

Total US debt securities†	35,378	40,745

*

A 1990 SEC rule that facilitates the resale of privately placed securities under Rule 144A that are without SEC registration to qualified institutional investors. The rule was designed to develop a more liquid and efficient institutional resale market for unregistered securities.

†	Debt securities for US operations included in the statement of financial position comprise:

	2017	2016

	£m	£m
Available-for-sale	35,293	40,645
Fair value through profit or loss:
Securities held to back liabilities for funds withheld under reinsurance arrangement	85	100

	35,378	40,745

Schedule of movements in unrealised gains and losses on available-for-sale securities

	2017	Foreign exchange translation	Changes in unrealised appreciation**	2016

		Reflected as part of movement in other comprehensive income

	£m	£m	£m	£m
Assets fair valued at below book value
Book value*	6,325			14,617
Unrealised gain (loss)	(106)	33	536	(675)

Fair value (as included in statement of financial position)	6,219			13,942

Assets fair valued at or above book value
Book value*	27,763			25,352
Unrealised gain (loss)	1,311	(121)	81	1,351

Fair value (as included in statement of financial position)	29,074			26,703

Total
Book value*	34,088			39,969
Net unrealised gain (loss)	1,205	(88)	617	676

Fair value (as included in the footnote above in the overview table and the statement of financial position)	35,293			40,645

*	Book value represents cost/amortised cost of the debt securities.
**	Translated at the average rate of US$1.2889: £1.00.

Schedule of securities classified as available-for-sale in an unrealised loss position

(i)	Fair value of securities as a percentage of book value

The following table shows the fair value of the debt securities in a gross unrealised loss position for various percentages of book value:

	2017		2016
	Fair value	Unrealised loss	Fair value	Unrealised loss

	£m	£m	£m	£m
Between 90% and 100%	6,170	(95)	12,326	(405)
Between 80% and 90%	36	(6)	1,598	(259)
Below 80%:

Residential mortgage-backed securities—sub-prime	—	—	—	—
Commercial mortgage-backed securities	—	—	8	(3)
Other asset-backed securities	10	(4)	9	(8)
Government bonds	—	—	—	—
Corporates	3	(1)	1

	13	(5)	18	(11)

Total	6,219	(106)	13,942	(675)

(ii)	Unrealised losses by maturity of security

	2017	2016

	£m	£m
1 year to 5 years	(7)	(7)
5 years to 10 years	(41)	(118)
More than 10 years	(39)	(510)
Mortgage-backed and other debt securities	(19)	(40)

Total	(106)	(675)

(iii)	Age analysis of unrealised losses for the periods indicated

The following table shows the age analysis of all the unrealised losses in the portfolio by reference to the length of time the securities have been in an unrealised loss position:

	2017			2016
	Non- investment grade	Investment grade	Total	Non- investment grade	Investment grade	Total

	£m	£m	£m	£m	£m	£m
Less than 6 months	(4)	(31)	(35)	(3)	(599)	(602)
6 months to 1 year	(1)	(4)	(5)	—	(2)	(2)
1 year to 2 years	—	(49)	(49)	(4)	(27)	(31)
2 years to 3 years	(1)	(6)	(7)	(2)	(1)	(3)
More than 3 years	—	(10)	(10)	(2)	(35)	(37)

Total	(6)	(100)	(106)	(11)	(664)	(675)

Further, the following table shows the age analysis as at 31 December, of the securities whose fair values were below 80 per cent of the book value:

	2017		2016
Age analysis	Fair value	Unrealised loss	Fair value	Unrealised loss

	£m	£m	£m	£m
Less than 3 months	2	—	1	—
3 months to 6 months	1	(1)	—	—
More than 6 months	10	(4)	17	(11)

	13	(5)	18	(11)

Asset-backed securities
Financial investments
Schedule of additional analysis of securities

The Group's holdings in Asset-Backed Securities (ABS), which comprise Residential Mortgage-Backed Securities (RMBS), Commercial Mortgage-Backed Securities (CMBS), Collateralised Debt Obligations (CDO) funds and other asset-backed securities, at 31 December are as follows:

	2017	2016

	£m	£m
Shareholder-backed operations
Asia operationsnote(i)	118	130
US operationsnote(ii)	3,226	4,321
UK and Europe operations (2017: 34% AAA, 16% AA)note(iii)	1,070	1,464
Other operationsnote(iv)	589	771

	5,003	6,686

With-profits operations
Asia operationsnote(i)	233	357
UK and Europe operations (2017: 58% AAA, 10% AA)note(iii)	5,658	5,177

	5,891	5,534

Total	10,894	12,220

Notes

(i)	Asia operations

The Asia operations' exposure to asset-backed securities is primarily held by the with-profits operations. Of the £233 million, 98 per cent (2016: 99 per cent) are investment grade.

(ii)	US operations

US operations' exposure to asset-backed securities at 31 December comprises:

	2017	2016

	£m	£m
RMBS
Sub-prime (2017: 2% AAA, 4% AA, 3% A)	112	180
Alt-A (2017: 3% AAA, 3% A)	126	177
Prime including agency (2017: 70% AA, 4% A)	440	675
CMBS (2017: 82% AAA, 15% AA, 1% A)	1,579	2,234
CDO funds (2017: 49% AA, 31% A), including £nil exposure to sub-prime	28	50
Other ABS (2017: 21% AAA, 14% AA, 50% A), including £96 million exposure to sub-prime	941	1,005

Total	3,226	4,321

(iii)	UK and Europe operations

The majority of holdings of the shareholder-backed business are UK securities and relate to PAC's annuity business. Of the holdings of the with-profits operations, £1,913 million (2016: £1,623 million) relates to exposure to the US markets with the remaining exposure being primarily to the UK market.

(iv)	Other operations Other operations' exposure to asset-backed securities is held by Prudential Capital with no sub-prime exposure. Of the £589 million, 96 per cent (2016: 95 per cent) are graded AAA.

Sovereign debt
Financial investments
Schedule of additional analysis of securities

	2017		2016
	Shareholder- backed business	With-profits funds	Shareholder- backed business	With-profits funds

	£m	£m	£m	£m
Italy	58	63	56	61
Spain	34	18	33	18
France	23	38	22	—
Germany*	693	301	573	329
Other Eurozone	82	31	83	33

Total Eurozone	890	451	767	441
United Kingdom	5,918	3,287	5,510	2,868
United States**	5,078	10,156	6,861	9,008
Other, including Asia	4,638	2,143	3,979	2,079

Total	16,524	16,037	17,117	14,396

*	Including bonds guaranteed by the federal government.
**	The exposure to the United States sovereign debt comprises holdings of the US, UK and Europe and Asia insurance operations.

Bank debt securities
Financial investments
Schedule of additional analysis of securities

	2017
	Senior debt			Subordinated debt
Shareholder-backed business	Covered	Senior	Total senior debt	Tier 1	Tier 2	Total subordinated debt	2017 total	2016 total

	£m	£m	£m	£m	£m	£m	£m	£m
Italy	—	—	—	—	—	—	—	32
Spain	42	26	68	—	—	—	68	170
France	28	41	69	10	7	17	86	166
Germany	30	—	30	—	87	87	117	124
Netherlands	—	65	65	—	6	6	71	50
Other Eurozone	15	—	15	—	—	—	15	19

Total Eurozone	115	132	247	10	100	110	357	561
United Kingdom	695	374	1,069	5	308	313	1,382	1,174
United States	—	2,457	2,457	1	161	162	2,619	2,684
Other, including Asia	17	652	669	93	401	494	1,163	1,018

Total	827	3,615	4,442	109	970	1,079	5,521	5,437

With-profits funds
Italy	—	31	31	—	—	—	31	62
Spain	—	16	16	—	—	—	16	213
France	9	213	222	—	64	64	286	213
Germany	120	24	144	—	36	36	180	114
Netherlands	—	188	188	5	6	11	199	202
Other Eurozone	—	27	27	—	—	—	27	31

Total Eurozone	129	499	628	5	106	111	739	835
United Kingdom	859	592	1,451	3	484	487	1,938	1,396
United States	—	2,205	2,205	17	296	313	2,518	2,229
Other, including Asia	532	1,256	1,788	290	453	743	2,531	1,992

Total	1,520	4,552	6,072	315	1,339	1,654	7,726	6,452